LOANS (excluding covered loans) - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 861,033	$ 856,981
Real Estate - Construction	73,517	114,974
Real Estate - Commercial	1,417,008	1,233,067
Real Estate Residential	318,210	287,980
Installment	56,810	67,543
Home equity	367,500	358,960
Non Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial	861,033	856,981
Real Estate - Construction	73,517	114,974
Real Estate - Commercial	1,417,008	1,233,067
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	2,351,558	2,205,022
Real Estate Residential	318,210	287,980
Installment	56,810	67,543
Home equity	367,500	358,960
Other	84,986	48,942
Total	827,506	763,425
Non Covered Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial	803,351	799,471
Real Estate - Construction	64,866	89,072
Real Estate - Commercial	1,307,370	1,110,718
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	2,175,587	1,999,261
Non Covered Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	29,663	37,547
Real Estate - Construction	65	1,751
Real Estate - Commercial	38,516	28,994
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	68,244	68,292
Non Covered Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	28,019	19,435
Real Estate - Construction	8,586	24,151
Real Estate - Commercial	71,122	93,355
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	107,727	136,941
Non Covered Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	528
Real Estate - Construction	0	0
Real Estate - Commercial	0	0
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	0	528
Non Covered Loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	310,341	279,958
Installment	56,358	67,136
Home equity	364,248	356,887
Other	84,490	48,942
Total	815,437	752,923
Non Covered Loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	7,869	8,022
Installment	452	407
Home equity	3,252	2,073
Other	496	0
Total	$ 12,069	$ 10,502